Cover	Dec. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	001-41155
Entity Registrant Name	Kairous Acquisition Corp. Limited
Entity Central Index Key	0001865468
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39 Marina Bay Financial Centre Tower 2
Entity Address, Address Line Two	10 Marina Boulevard
Entity Address, City or Town	City Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
City Area Code	+662
Local Phone Number	255-6851340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share 0. 0001 Par Value Onehalf 12 Of One Redeemable Warrant And One Right Entitling Holder To Receive Onetenth Of One Ordinary Share [Member]
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one redeemable
Trading Symbol	KACLU
Security Exchange Name	NASDAQ
Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	KACL
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Ordinary Share At Exercise Price Of 11. 50 Included As Part Of Units [Member]
Title of 12(b) Security	Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	KACLW
Security Exchange Name	NASDAQ
Rights Each To Receive Onetenth Of One Ordinary Share [Member]
Title of 12(b) Security	Rights, each to receive one-tenth of one ordinary share
Trading Symbol	KACLR
Security Exchange Name	NASDAQ